                                                               Filed Pursuant to
                                                                     Rule 497(e)
                                                            (File Nos.: 33-25716
                                                                       811-5697)

                                     [LOGO]

                                 March 2, 1999

                                DEM EQUITY FUND
                                INVESTOR SHARES

    DEM Equity Fund is a series of The Chapman Funds, Inc. The fund is a non-diversified portfolio that seeks aggressive growth through investment in the Domestic Emerging Markets market segment comprised of companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women and that are located in the United States and its territories. The fund also may utilize leverage.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Domestic Emerging Markets-Registered Trademark- and
DEM-Registered Trademark- are registered trademarks and DEM Profile(TM), DEM Universe(TM), DEM Company(TM) and DEM Index(TM) are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                    CONTENTS

THE FUND--AN OVERVIEW.................................................................           3
  Investment Objectives and Principal Investment Strategies...........................           3
  The DEM Universe....................................................................           3
  Principal Risks.....................................................................           3
  Fund Expenses.......................................................................           4

YOUR ACCOUNT..........................................................................           5
  Purchasing Shares...................................................................           5
  How Sales Charges are Calculated....................................................           7
  Sales Charges Reductions............................................................           8
  Redeeming Shares....................................................................           8
  Keeping Your Account Open...........................................................           8
  How and When Shares Are Priced......................................................           9
  How Your Purchase or Redemption Price is Determined.................................           9

DISTRIBUTIONS AND TAXES...............................................................           9
  Dividends and Other Distributions...................................................           9
  Tax Information.....................................................................           9

MANAGEMENT............................................................................          10
  The Investment Adviser..............................................................          10
  The Management Fee..................................................................          10
  Portfolio Management................................................................          10
  Distribution........................................................................          11
  Brokerage...........................................................................          11
  Stockholder Services................................................................          11
  Custodian...........................................................................          11

INVESTMENT PROGRAM....................................................................          11
  Types of Portfolio Securities.......................................................          11
  Types of Management Practices.......................................................          12
  Other Investment Limitations........................................................          12
  The Year 2000 Processing Issue......................................................          13

FINANCIAL HIGHLIGHTS..................................................................          14

                             THE FUND--AN OVERVIEW

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    The fund seeks aggressive long-term growth. Although the investment adviser considers both capital appreciation and income when selecting investments, the fund will place primary emphasis on capital appreciation.

    The fund will invest in companies in the Domestic Emerging Markets market segment that it believes are positioned for growth. The Domestic Emerging Market (or DEM) segment consists of companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women and that are located in the United States and its territories. Throughout this prospectus, these companies are sometimes referred to as DEM companies.

    The fund believes that DEM companies have not historically received the attention of mainstream securities analysts and investment advisers. Accordingly, the fund believes that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities. The fund will seek to capitalize on the experience of Chapman Capital Management, Inc., the fund's investment adviser ("CCM"), with the DEM segment to identify and invest in those DEM companies whose growth potential is high relative to the prices of their securities.

THE DEM UNIVERSE

    CCM has identified a universe of approximately 180 DEM companies that it expects will continue to grow. In determining whether a specific portfolio company is controlled by African Americans, Asian Americans, Hispanic Americans or women, CCM applies one of the following criteria:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups, or

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups

    The fund intends to invest in DEM companies with both large and small market capitalizations; however, since the DEM universe includes a large proportion of companies with small market capitalizations, a significant portion of the fund's portfolio may consist of small capitalization companies.

PRINCIPAL RISKS

    As with any growth-oriented mutual fund, the value of your investment will fluctuate in response to stock market movements. Therefore you may lose money.

    Because the fund intends to invest substantially all of its assets in securities of emerging companies, you should be aware that investing in small companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of small companies may

    - Be subject to more abrupt or erratic price movements

    - Have limited products lines and lack established markets for products and services

    - Have more limited financial resources

    - Have less depth of management experience

    Because the fund is permitted to invest up to 15% of its net assets in illiquid securities, the fund is also subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the fund would like. Therefore, the fund may have to accept a lower price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

    The fund is also categorized as "non-diversified" under the Investment Company Act of 1940. This means that the fund may invest a greater percentage of its assets in a particular issuer, which subjects the fund to greater risk with respect to its portfolio securities. The fund has not included performance information in this prospectus because it has not yet completed a full year of operations.

FUND EXPENSES

    The numbers in Table 1 describe the fees and expenses that you may pay if you buy and hold shares in the fund. The expenses and fees set forth in the table are for the period from inception to October 31, 1998 and are expressed as a percentage of average daily net assets during such period.

                                    TABLE 1
                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)............................................................................       4.75%
Maximum Deferred Sales Charge (Load)................................................        -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions.....................................................................        -0-%
Redemption Fee......................................................................        -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fee....................................................................        .90%
  Distribution (12b-1) Fee*.........................................................        .75%
  Other Expenses....................................................................       3.15%
Total Annual Fund Operating Expenses................................................       4.80%

------------------------

* The Chapman Co., which serves as the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the investor shares. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% service fee and .25% distribution fee) of average daily assets. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond fiscal year 1999. Based on this fee limitation, the fund's total annual operating expenses for fiscal year 1998 were 4.55%.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                                                                                       INVESTOR
                                                                                        SHARES
                                                                                      -----------
1 Year..............................................................................   $     933
3 Years.............................................................................   $   1,851
5 Years.............................................................................   $   2,772
10 Years............................................................................   $   5,093

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase shares of the fund by mail, by telephone, by bank wire, by automatic investment from your bank account or through your broker-dealer or bank. The fund requires a minimum initial investment of $25, and minimum subsequent investments of $25. The fund reserves the right to vary the initial investment minimum and minimums for subsequent investments at any time.

    In addition, you may also purchase shares by exchanging shares of the fund for shares in other DEM funds if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are subject to the $25 minimum investment.

    The following table presents some procedures you should know about when investing in the fund.

BY MAIL

    To make an initial investment, send the fund's application and your check to:

       DEM Equity Fund Investor Shares
       c/o First Data Services, Inc.
       3200 Horizon Drive
       P.O. Box 61503
       King of Prussia, PA 19406

    To make a subsequent investment in an existing account, send the stub from your account statement and your check to:

       UMB Bank, N.A.
       P.O. Box 412797
       Kansas City, MO 64141-2797

    Please make your check payable to DEM Equity Fund Investor Shares.

BY WIRE

    To make a same day wire investment, call (800) 752-1013 by 12 noon (Eastern
Time).

    The following information will be required to open an account:

    - Name and address for account registration

    - Tax identification number

    - Amount of wire transfer

    - Name of bank

    Call your bank with instructions to transmit funds to:

       UMB Bank, N.A.
       ABA #10-10-00695
       For: First Data Services, Inc.
       A/C: 98-7037-071-9
       FBO: "DEM Equity Fund, Investor Shares"
       Account of: _______________ (Name(s) of account registration) Stockholder Account #: _______________

    Your bank may charge a wire fee.

    To open a new account, you should mail your completed application to The Chapman Funds, Inc.

BY AUTOMATIC INVESTMENT

    Shares of the fund may be purchased through our "Automatic Investment Option" by completing the "Automatic Investment Option" section of the investment application. The Automatic Investment Option provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the fund. The minimum investment is $25 per month. The account designated will be debited in the specified amount, on the date indicated, and fund shares will be purchased. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. The fund may alter, modify or terminate this Plan at any time.

THROUGH A BROKER-DEALER, BANK OR BANK AND TRUST DEPARTMENT

    To have a broker-dealer, bank or bank and trust department initiate a purchase of shares of the fund, complete the "Investment Dealer Information" section of the investment application.

    The fund may accept telephone orders from broker-dealers or service organizations which it has previously approved.

    Your broker-dealer, bank or bank and trust department may charge you a fee for this service.

BY EXCHANGE

    To request an exchange of shares of one fund into shares of another DEM fund offered by The Chapman Funds, Inc., call (800) 441-6580 or send a written request to:

       DEM Equity Fund Investor Shares
       c/o First Data Services, Inc.
       3200 Horizon Drive
       P.O. Box 61503
       King of Prussia, PA 19406

    NOTE: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

    IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If you exchange shares of one fund for shares of another DEM fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore, you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

HOW SALES CHARGES ARE CALCULATED

    Sales charges on purchases of shares of the fund are calculated as follows:

                                                                                             TOTAL SALES LOAD
                                                                               ---------------------------------------------
                                                                                                                DEALER'S
                                                                                                               REALLOWANCE
                                                                                 AS A % OF      AS A % OF       AS A % OF
                                                                                 OFFERING         YOUR          OFFERING
AMOUNT OF TRANSACTION                                                              PRICE       INVESTMENT         PRICE
-----------------------------------------------------------------------------  -------------  -------------  ---------------
Less than $50,000............................................................         4.75%          4.97%           4.25%
$50,000 to $99,999.99........................................................         4.25%          4.46%           3.75%
$100,000 to $249,999.99......................................................         3.75%          3.88%           3.25%
$250,000 to $499,999.99......................................................         3.25%          3.38%           3.00%
$500,000 to $749,999.99......................................................         2.75%          2.81%           2.50%
$750,000 to $999,999.99......................................................         2.25%          2.32%           2.00%
$1,000,000 and above.........................................................         1.25%          1.28%           1.00%

    The sales charge schedule applies to single purchases and to purchases made under a letter of intent and pursuant to the rights of accumulation, both of which are described below. The fund's distributor, The Chapman Co., will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with The Chapman Co. The Chapman Co. may change these dealer concessions from time to time, as well as offer incentives to dealers allowing such dealers to retain an additional portion of the sales load.

SALES CHARGES REDUCTIONS

    There are two ways you can combine multiple purchases of shares of the fund to take advantage of the breakpoints in the sales charge schedule.

    - RIGHT OF ACCUMULATION--lets you add the value of any shares you already own to the amount of your next investment for purposes of calculating the sales charge. You must notify the fund's transfer agent at the time of purchase to qualify for reduced sales loads.

    - LETTER OF INTENT--lets you purchase shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. A minimum initial purchase of $5,000 is required.

    To use either of these methods, contact First Data Services, Inc. (the fund's transfer agent; "First Data").

REDEEMING SHARES

    You may redeem your shares at any time by mail, by telephone or by wiring instructions (which must include the stockholder's name and account number).

    You may also redeem your shares through certain brokers, financial institutions or service organizations, banks and bank and trust departments. These third parties may charge you a transaction fee or other fee for their services at the time of redemption.

    HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If First Data Services receives your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire. There is a $9.00 charge for redemptions by wire, which will be deducted from your redemption proceeds.

    Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to seven days after First Data receives your sale or exchange request.

    If you redeem shares that you just purchased and paid for by check, First Data will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    REDEMPTIONS OVER $250,000

    Large sales can adversely affect the ability of CCM to implement the fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund's portfolio.

KEEPING YOUR ACCOUNT OPEN

    Due to the relatively high cost to the fund of maintaining small accounts, we ask you to maintain an account balance of at least $25. If your balance is below $25, we have the right to close your account after giving you 60 days in which to increase your balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the investor shares, the investor shares' pro rata share of fund assets are valued and totaled, the investor shares' pro rata share of fund liabilities are subtracted, and the balance, called net assets, is divided by the number of investor shares outstanding. In general, the fund's assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If First Data receives your request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time), your transaction will be priced at that day's NAV. If First Data receives your request after 4 p.m., your transactions will be priced at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

    - The fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses. The fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    You need to be aware of the possible tax consequences when:

    - You redeem fund shares, including an exchange from one fund to another

    - The fund makes a distribution to your account.

    TAXES ON REDEMPTIONS

    When you redeem shares in the fund, you may realize a gain or loss. An exchange from the fund to another DEM fund is still a redemption for tax purposes.

    After the end of its tax year, the fund will send you Form 1099-B indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the fund holds its assets).

    After the end of its tax year, the fund will send you Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. The fund will also report this information to the IRS. Distributions made by the fund are generally taxable to you for the year in which they were paid. Distributions are taxable whether reinvested in additional shares or received in cash.

                                   MANAGEMENT

THE INVESTMENT ADVISER

    - ALL DECISIONS REGARDING THE PURCHASE AND SALE OF THE FUND'S INVESTMENTS ARE MADE BY CHAPMAN CAPITAL MANAGEMENT, INC.

    CCM serves as the fund's investment adviser pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center-- Baltimore, 28th Floor, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has been an investment adviser since 1988. CCM served as the investment adviser of DEM, Inc., a closed-end company that invested in DEM securities, from 1995 until its dissolution in 1998 and currently serves as the investment adviser for The Chapman US Treasury Money Fund, DEM Index Fund, DEM Fixed Income Fund, and DEM Multi-Manager Equity Fund, four other series of The Chapman Funds, Inc. DEM Index Fund, DEM Fixed Income Fund and DEM Multi-Manager Equity Fund are not currently active. In addition, CCM serves as portfolio manager to private accounts. As of January 31, 1999, CCM had approximately $613 million in assets under management.

    CCM provides investment advice to the fund and, in general, conducts the management and investment programs of the fund in accordance with the fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

    The fund pays CCM an annual advisory fee of .90% of the fund's average weekly net assets and an administration fee of .15% of the fund's average weekly net assets. Both fees are calculated weekly and paid monthly.

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr., who has been the President of CCM since 1988, is primarily responsible for the management of the fund's assets.

    Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the fund's distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the president of a brokerage and investment banking firm, he does not devote his full time to the management of the fund's portfolio.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund and all other DEM funds.

    The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses section of this prospectus.

BROKERAGE

    In placing portfolio trades, CCM may use The Chapman Co., but only when CCM believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    First Data serves as the fund's transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to First Data at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 61503 or (800) 441-6580.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas, Missouri 64141-6226, serves as custodian for the fund's portfolio securities.

                               INVESTMENT PROGRAM

    This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. Each fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

TYPES OF PORTFOLIO SECURITIES

    Under normal circumstances, the fund will invest at least 65% of the value of its total assets in equity securities of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment-grade short-term debt securities.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

    The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This

10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

TYPES OF MANAGEMENT PRACTICES

BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings.

OPTIONS

    Options (a type of potentially high-risk derivative) give the fund the right (where the fund purchases the option), or the obligation (where the fund writes (sells) the option), to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options on securities with respect to securities of DEM companies, and the fund may write covered call and put option contracts with respect to these securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the investment adviser's opinion, such techniques can be expected to yield a higher investment return than other investment options.

OTHER INVESTMENT LIMITATIONS

    The following paragraphs describe additional investment policies and limitations to which the funds adhere.

    In general, the fund will not:

    - Issue senior securities

    - Engage in the business of underwriting securities issued by other persons

    - Concentrate investments in particular industries

    - Engage in the purchase and sale of real estate or real estate mortgage-backed securities

    - Lend money

    - Invest in foreign securities (including American Depository Receipts)

    When the fund purchases or sells illiquid securities or private funds, the fund may be deemed to be an underwriter under the federal securities laws. Such a designation will not affect the fund's ability to invest in or dispose of illiquid securities within the limits described above.

    For purposes of determining concentration in an industry, the fund's policy is to limit its investment in any one industry to no more than 25% of the value of its assets.

    Despite the general prohibition against lending money, the fund may purchase qualified (publicly distributed bonds, debentures or other securities) debt obligations, enter into repurchase agreements and lend its portfolio securities consistent with the fund's investment objectives.

    In order to change these investment policies and limitations, as well as the investment objectives of the fund, which are designated as "fundamental policies," the fund must obtain stockholder approval.

    The fund also follows certain investment policies which can be changed without stockholder approval. However, significant changes are discussed with stockholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate can be expected to exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains. The fund experienced a portfolio turnover rate of 17.89% for the period ended October 31, 1998.

THE YEAR 2000 PROCESSING ISSUE

    Many computer programs use two digits rather than four to identify the year. Unless adapted, these programs will not correctly handle the change from "99" to "00" on January 1, 2000 and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations, including mutual funds and their investment advisers.

    CCM is taking steps intended to ensure that its major computer systems are capable of Year 2000 processing, including assessing, testing and modifying its own systems and confirming that its and the fund's service providers are Year 2000 compliant. CCM is also preparing a contingency plan intended to ensure that third party noncompliance will not materially affect the operations of CCM or the fund.

    Companies, organizations, governmental entities and markets in which the fund invests will be affected by the Year 2000 issue, but at this time, we cannot predict the degree of impact. To the extent the effect is negative, the fund's returns could be adversely affected.

                              FINANCIAL HIGHLIGHTS

    TABLE 2 IS INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF DEM EQUITY FUND INVESTOR SHARES SINCE ITS COMMENCEMENT OF OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURN IN THE TABLE REPRESENTS THE RETURN THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

TABLE 2 FINANCIAL HIGHLIGHTS

                                                                                                      APRIL 8,
                                                                                                       1998(1)
                                                                                                       THROUGH
                                                                                                     OCTOBER 31,
                                                                                                        1998
                                                                                                   ---------------
                                                                                                      INVESTOR
                                                                                                       SHARES
                                                                                                   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period...........................................................     $   14.29
                                                                                                        -------

LOSS FROM INVESTMENT OPERATIONS:
  Net investment loss............................................................................          (.29)
  Net realized and unrealized loss on investments................................................         (2.42)
                                                                                                        -------
  Total from investment operations...............................................................         (2.71)
                                                                                                        -------

DISTRIBUTIONS:
  From net investment income.....................................................................             0
  From net realized gains on investments.........................................................             0
                                                                                                        -------
  Total distributions............................................................................             0
                                                                                                        -------
  Net asset value, end of period.................................................................     $   11.58
                                                                                                        -------
                                                                                                        -------
    TOTAL RETURN(2)..............................................................................        (18.96)%

RATIOS TO AVERAGE NET ASSETS:(3)
  Expenses.......................................................................................          4.55%
  Net investment loss............................................................................         (4.31)%
  Expenses prior to voluntary expense waiver(4)..................................................          4.80%

SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)........................................................     $      45
  Portfolio turnover rate........................................................................         17.89%

------------------------

1   Commencement of operations.

2 Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load. This ratio has not been annualized.

3   Ratios have been annualized.

4 The Distributor has voluntarily agreed to waive the distribution fee to an aggregate of .25% of average daily net assets, the first full fiscal year of the Fund.

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    A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUND'S INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND DURING ITS LAST FISCAL YEAR IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS, CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES, CALL THE CHAPMAN CO. AT (800) 752-1013 OR FIRST DATA SERVICES, INC. AT (800) 441-6580.

    FUND REPORTS AND STATEMENTS OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY CALLING (800) SEC-0330 OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE SEC'S PUBLIC REFERENCE ROOM; OR BY CONSULTING THE SEC'S WEB SITE AT WWW.SEC.GOV.

                            ------------------------

              THE
              CHAPMAN
              FUNDS
  [LOGO]      A MEMBER OF THE
              CHAPMAN GROUP
              OF COMPANIES

                         WORLD TRADE CENTER--BALTIMORE
                      401 EAST PRATT STREET, 28(TH) FLOOR
                           BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

                           1940 ACT FILE NO. 811-5697

                                     [LOGO]

                                DEM EQUITY FUND
                                INVESTOR SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               Filed Pursuant to
                                                                     Rule 497(e)
                                                             File Nos.: 33-25716
                                                                        811-5697

                                     [LOGO]

                                 March 2, 1999

                                DEM EQUITY FUND
                              INSTITUTIONAL SHARES

    DEM Equity Fund is a series of The Chapman Funds, Inc. The fund is a non-diversified portfolio that seeks aggressive growth through investment in the Domestic Emerging Markets market segment comprised of companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women and that are located in the United States and its territories. The fund also may utilize leverage.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Domestic Emerging Markets-Registered Trademark- and
DEM-Registered Trademark- are registered trademarks and DEM Profile(TM), DEM Universe(TM), DEM Company(TM), and DEM Index(TM) are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                    CONTENTS

THE FUND--AN OVERVIEW.................................................................           3
  Investment Objectives and Principal Investment Strategies...........................           3
  The DEM Universe....................................................................           3
  Principal Risks.....................................................................           3
  Fund Expenses.......................................................................           4

YOUR ACCOUNT..........................................................................           5
  Purchasing Shares...................................................................           5
  Redeeming Shares....................................................................           7
  Keeping Your Account Open...........................................................           7
  How and When Shares Are Priced......................................................           7
  How Your Purchase or Redemption Price is Determined.................................           7

DISTRIBUTIONS AND TAXES...............................................................           8
  Dividends and Other Distributions...................................................           8
  Tax Information.....................................................................           8

MANAGEMENT............................................................................           9
  The Investment Adviser..............................................................           9
  The Management Fee..................................................................           9
  Portfolio Management................................................................           9
  Distribution........................................................................           9
  Brokerage...........................................................................          10
  Stockholder Services................................................................          10
  Custodian...........................................................................          10

INVESTMENT PROGRAM....................................................................          10
  Types of Portfolio Securities.......................................................          10
  Types of Management Practices.......................................................          10
  Other Investment Limitations........................................................          11
  The Year 2000 Processing Issue......................................................          12

FINANCIAL HIGHLIGHTS..................................................................          13

                             THE FUND--AN OVERVIEW

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    The fund seeks aggressive long-term growth. Although the investment adviser considers both capital appreciation and income when selecting investments, the fund will place primary emphasis on capital appreciation.

    The fund will invest in companies in the Domestic Emerging Markets market segment that it believes are positioned for growth. The Domestic Emerging Market (or DEM) segment consists of companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women and that are located in the United States and its territories. Throughout this prospectus, these companies are sometimes referred to as DEM companies.

    The fund believes that DEM companies have not historically received the attention of mainstream securities analysts and investment advisers. Accordingly, the fund believes that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities. The fund will seek to capitalize on the experience of Chapman Capital Management, Inc., the fund's investment adviser ("CCM"), with the DEM segment to identify and invest in those DEM companies whose growth potential is high relative to the prices of their securities.

THE DEM UNIVERSE

    CCM has identified a universe of approximately 180 DEM companies that it expects will continue to grow. In determining whether a specific portfolio company is controlled by African Americans, Asian Americans, Hispanic Americans or women, CCM applies one of the following criteria:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups, or

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups

    The fund intends to invest in DEM companies with both large and small market capitalizations; however, since the DEM universe includes a large proportion of companies with small market capitalizations, a significant portion of the fund's portfolio may consist of small capitalization companies.

PRINCIPAL RISKS

    As with any growth-oriented mutual fund, the value of your investment will fluctuate in response to stock market movements. Therefore, you may lose money.

    Because the fund intends to invest substantially all of its assets in securities of emerging companies, you should be aware that investing in small companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of small companies may

    - Be subject to more abrupt or erratic price movements

    - Have limited products lines and lack established markets for products and services

    - Have more limited financial resources

    - Have less depth of management experience

    Because the fund is permitted to invest up to 15% of its net assets in illiquid securities, the fund is also subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the fund would like. Therefore, the fund may have to accept a lower price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

    The fund is also categorized as "non-diversified" under the Investment Company Act of 1940. This means that the fund may invest a greater percentage of its assets in a particular issuer, which subjects the fund to greater risk with respect to its portfolio securities. The fund has not included performance information in this prospectus because it has not yet completed a full year of operations.

FUND EXPENSES

    The numbers in Table 1 describe the fees and expenses that you may pay if you buy and hold shares in the fund. The expenses and fees set forth in the table are for the period from inception to October 31, 1998 and are expressed as a percentage of average daily net assets during such period.

                                    TABLE 1
                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)............................................................................        -0-%
Maximum Deferred Sales Charge (Load)................................................        -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions.....................................................................        -0-%
Redemption Fee......................................................................        -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fee....................................................................        .90%
  Distribution (12b-1) Fee..........................................................        .25%
  Other Expenses....................................................................       3.15%
Total Annual Fund Operating Expenses................................................       4.30%

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                                                                                   INSTITUTIONAL
                                                                                     SHARES
                                                                                   -----------
1 Year...........................................................................   $     432
3 Years..........................................................................   $   1,304
5 Years..........................................................................   $   2,188
10 Years.........................................................................   $   4,454

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase institutional shares of the fund only through institutions such as broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries that act as institutional stockholders of record with respect to the fund. The fund may make institutional shares available to other investors in the future. Each institution separately determines the rules applicable to its customers that invest in institutional shares including minimum initial and subsequent investment requirements, and the procedures investors must follow to effect purchases, redemptions and exchanges of institutional shares.

    In order to invest in institutional shares in the fund, you must place an order with an institution. The institution is then responsible for prompt transmission of the order to the fund's transfer agent, as set forth below.

    Institutions can purchase institutional shares directly from the fund by mail, by telephone or by bank wire. There is no sales load in connection with the purchase of institutional shares. The fund requires a minimum initial investment in institutional shares of $25,000 with no minimum subsequent investment; however the fund does not require a minimum initial investment of qualified retirement plans. The fund reserves the right to vary the initial investment minimum and minimums for subsequent investments at any time.

    The following table presents some procedures institutions should know about when investing in institutional shares.

BY MAIL

    To make an initial investment, an institution should send the investment shares application and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

       DEM Equity Fund Institutional Shares
       c/o First Data Services, Inc.
       3200 Horizon Drive
       P.O. Box 61503
       King of Prussia, PA 19406

    To make a subsequent investment in an existing account, an institution should send the stub from its account statement and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

       DEM Equity Fund Institutional Shares
       c/o UMB Bank, N.A.
       P.O. Box 412797
       Kansas City, MO 64141-2797

    Please make your check payable to DEM Equity Fund Institutional Shares.

BY WIRE

    To make a same day wire investment, an institution should call (800) 441-6580 by 12 noon (Eastern Time).

    The following information will be required to open an account:

    - Name and address for account registration

    - Tax identification number

    - Amount of wire transfer

    - Name of bank

    The institution should contact its bank with instructions to transmit funds to:

       UMB Bank, N.A.
       ABA: #10-10-00695
       For: First Data Services, Inc.
       A/C: 98-7037-071-9
       FBO: "DEM Equity Fund Institutional Shares"
       Account of: ____________ (Name(s) of account registration)
       Stockholder Account #: __________

    The institution's bank may charge a wire fee.

    To open a new account, an institution should mail its completed application to The Chapman Funds, Inc.

BY EXCHANGE

    To request an exchange of shares of one fund into shares of another DEM fund offered by The Chapman Funds, Inc., an institution should call (800) 441-6580 or send a written request to:

       DEM Equity Fund Institutional Shares
       c/o First Data Services, Inc.
       3200 Horizon Drive
       P.O. Box 61503
       King of Prussia, PA 19406

    NOTE: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If an institution exchanges shares of one fund for shares of another DEM fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to the institutional stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore, an institution may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

REDEEMING SHARES

    You may redeem your institutional shares at any time by contacting the institution through which your institutional shares were purchased. Institutions are responsible for the prompt transmission of redemption requests to First Data Services, Inc. (the fund's transfer agent; First Data). Institutions can redeem institutional shares at any time by mail, telephone or by wire instructions (which must include the institution's name and account number.)

HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If First Data receives an institution's request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to institutions by mail or by wire. There is a $9.00 charge for redemptions by wire which is deducted from redemption proceeds.

    Under certain circumstances and when deemed to be in the fund's best interests, proceeds may not be sent for up to seven days after First Data receives an institution's sale or exchange request.

    If an institution redeems shares that have just been purchased and paid for by check, First Data will process the redemption request but will generally delay sending the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    REDEMPTIONS OVER $250,000

    Large sales can adversely affect the ability of CCM to implement the fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, an institution redeems more than $250,000, or its sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund's portfolio.

KEEPING AN ACCOUNT OPEN

    Due to the relatively high cost to the fund of maintaining small accounts, we ask institutions to maintain an account balance of at least $25,000. If an account balance is below $25,000, we have the right to close the account after giving the institution 60 days in which to increase the balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the institutional shares, the institutional shares' pro rata share of fund assets are valued and totaled, the institutional shares' pro rata share of fund liabilities are subtracted, and the balance, called net assets, is divided by the number of institutional shares outstanding. In general, the fund's assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If First Data receives an institution's request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time), your transaction will be priced at that day's NAV. If First Data receives your request after 4 p.m., your transactions will be priced at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

    - The fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses. The fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    You need to be aware of the possible tax consequences when:

    - You redeem fund shares, including an exchange from one fund to another

    - The fund makes a distribution to your account.

    TAXES ON REDEMPTIONS

    When you redeem shares in the fund, you may realize a gain or loss. An exchange from the fund to another DEM fund is still a redemption for tax purposes.

    After the end of its tax year, the fund will send you Form 1099-B indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the fund holds its assets).

    After the end of its tax year, the fund will send you Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. The fund will also report this information to the IRS. Distributions made by the fund are generally taxable to you for the year in which they were paid. Distributions are taxable whether reinvested in additional shares or received in cash.

                                   MANAGEMENT

THE INVESTMENT ADVISER

    - ALL DECISIONS REGARDING THE PURCHASE AND SALE OF THE FUND'S INVESTMENTS ARE MADE BY CHAPMAN CAPITAL MANAGEMENT, INC.

    CCM serves as the fund's investment adviser pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center-- Baltimore, 28th Floor, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has been an investment adviser since 1988. CCM served as the investment adviser of DEM, Inc., a closed-end company that invested in DEM securities, from 1995 until its dissolution in 1998 and currently serves as the investment adviser for The Chapman US Treasury Money Fund, DEM Index Fund, DEM Fixed Income Fund, and DEM Multi-Manager Equity Fund, four other series of The Chapman Funds, Inc. DEM Index Fund and DEM Fixed Income Fund and DEM Multi-Manager Equity Fund are not currently active. In addition, CCM serves as portfolio manager to private accounts. As of January 31, 1999, CCM had approximately $613 million in assets under management.

    CCM provides investment advice to the fund and, in general, conducts the management and investment programs of the fund in accordance with the fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

    The fund pays CCM an annual advisory fee of .90% of the fund's average weekly net assets and an administration fee of .15% of the fund's average weekly net assets. Both fees are calculated weekly and paid monthly.

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr., who has been the President of CCM since 1988, is primarily responsible for the management of the fund's assets.

    Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co. the fund's distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the President of a brokerage and investment banking firm, he does not devote his full time to the management of the fund's portfolio.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund and all other DEM funds.

    The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses section of this prospectus.

BROKERAGE

    In placing portfolio trades, CCM may use The Chapman Co., but only when CCM believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    First Data serves as the fund's transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to First Data at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 61503 or (800) 441-6580.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas, Missouri 64141-6226, serves as custodian for the fund's portfolio securities.

                               INVESTMENT PROGRAM

    This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. Each fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

TYPES OF PORTFOLIO SECURITIES

    Under normal circumstances, the fund will invest at least 65% of the value of its total assets in equity securities of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment-grade short-term debt securities.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

    The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

TYPES OF MANAGEMENT PRACTICES

BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings.

OPTIONS

    Options (a type of potentially high-risk derivative) give the fund the right (where the fund purchases the option), or the obligation (where the fund writes (sells) the option), to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options on securities with respect to securities of DEM companies, and the fund may write covered call and put option contracts with respect to these securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the investment adviser's opinion, such techniques can be expected to yield a higher investment return than other investment options.

OTHER INVESTMENT LIMITATIONS

    The following paragraphs describe additional investment policies and limitations to which the funds adhere.

    In general, the fund will not:

    - Issue senior securities

    - Engage in the business of underwriting securities issued by other persons

    - Concentrate investments in particular industries

    - Engage in the purchase and sale of real estate or real estate mortgage-backed securities

    - Lend money

    - Invest in foreign securities (including American Depository Receipts)

    When the fund purchases or sells illiquid securities or private funds, the fund may be deemed to be an underwriter under the federal securities laws. Such a designation will not affect the fund's ability to invest in or dispose of illiquid securities within the limits described above.

    For purposes of determining concentration in an industry, the fund's policy is to limit its investment in any one industry to no more than 25% of the value of its assets.

    Despite the general prohibition against lending money, the fund may purchase qualified (publicly distributed bonds, debentures or other securities) debt obligations, enter into repurchase agreements and lend its portfolio securities consistent with the fund's investment objectives.

    In order to change these investment policies and limitations, as well as the investment objectives of the fund, which are designated as "fundamental policies," the fund must obtain stockholder approval.

    The fund also follows certain investment policies which can be changed without stockholder approval. However, significant changes are discussed with stockholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate can be expected to exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains. The fund experienced a portfolio turnover rate of 17.89% for the period ended October 31, 1998.

THE YEAR 2000 PROCESSING ISSUE

    Many computer programs use two digits rather than four to identify the year. Unless adapted, these programs will not correctly handle the change from "99" to "00" on January 1, 2000 and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations, including mutual funds and their investment advisers.

    CCM is taking steps intended to ensure that its major computer systems are capable of Year 2000 processing, including assessing, testing and modifying its own systems and confirming that its and the fund's service providers are Year 2000 compliant. CCM is also preparing a contingency plan intended to ensure that third party noncompliance will not materially affect the operations of CCM or the fund.

    Companies, organizations, governmental entities and markets in which the fund invests will be affected by the Year 2000 issue, but at this time, we cannot predict the degree of impact. To the extent the effect is negative, the fund's returns could be adversely affected.

                              FINANCIAL HIGHLIGHTS

    TABLE 2 IS INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF THE DEM EQUITY FUND INSTITUTIONAL SHARES SINCE ITS COMMENCEMENT OF OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURN IN THE TABLE REPRESENTS THE RETURN THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

TABLE 2 FINANCIAL HIGHLIGHTS

                                                                                 APRIL 8,
                                                                                  1998(1)
                                                                                  THROUGH
                                                                                OCTOBER 31,
                                                                                   1998
                                                                               -------------
                                                                               INSTITUTIONAL
                                                                                  SHARES
                                                                               -------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period.......................................    $   14.29
                                                                               -------------

LOSS FROM INVESTMENT OPERATIONS:
  Net investment loss........................................................         (.29)
  Net realized and unrealized loss on investments............................        (2.42)
                                                                               -------------
  Total from investment operations...........................................        (2.71)
                                                                               -------------

DISTRIBUTIONS:
  From net investment income.................................................            0
  From net realized gains on investments.....................................            0
                                                                               -------------
  Total distributions........................................................            0
                                                                               -------------
  Net asset value, end of period.............................................    $   11.58
                                                                               -------------
                                                                               -------------
    TOTAL RETURN(2)..........................................................       (18.96)%

RATIOS TO AVERAGE NET ASSETS:(3)
  Expenses...................................................................         4.30%
  Net investment loss........................................................        (4.06)%

SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)....................................    $   8,107
  Portfolio turnover rate....................................................        17.89%

------------------------

1   Commencement of operations.

2 Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load. This ratio has not been annualized.

3   Ratios have been annualized.

                 (This page has been left intentionally blank.)

                 (This page has been left intentionally blank.)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUND'S INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND DURING ITS LAST FISCAL YEAR IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS, CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES, CALL THE CHAPMAN CO. AT (800) 752-1013 OR FIRST DATA SERVICES, INC. AT (800) 441-6580.

    FUND REPORTS AND STATEMENTS OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY CALLING (800) SEC-0330 OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE SEC'S PUBLIC REFERENCE ROOM; OR BY CONSULTING THE SEC'S WEB SITE AT WWW.SEC.GOV.

                            ------------------------

              THE
              CHAPMAN
              FUNDS
  [LOGO]      A MEMBER OF THE
              CHAPMAN GROUP
              OF COMPANIES

                         WORLD TRADE CENTER--BALTIMORE
                      401 EAST PRATT STREET, 28(TH) FLOOR
                           BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

                           1940 ACT FILE NO. 811-5697

                                     [LOGO]

                                DEM EQUITY FUND
                              INSTITUTIONAL SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

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                                   PROSPECTUS

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                         STATEMENT OF ADDITIONAL INFORMATION

                                  March 2, 1999

                              THE CHAPMAN FUNDS, INC.

                                  DEM EQUITY FUND
                                  INVESTOR SHARES
                                INSTITUTIONAL SHARES

                           World Trade Center - Baltimore
                         401 East Pratt Street, 28th Floor
                             Baltimore, Maryland 21202
                          (410) 625-9656 or (800) 752-1013



This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by a fund prospectus dated the same date as this Statement of Additional Information (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Fund's distributor, The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling (410) 625-9656 or (800) 752-1013.

                                      CONTENTS

     Investment Objective
     and Policies             B-2  Capital Stock            B-26
     Management               B-11 Performance Information  B-27
     Purchase of Shares       B-22 Counsel to the Company   B-30
     Redemption of Shares     B-22 Independent Auditors     B-30
     Portfolio Transactions   B-23 Financial Statements     B-30
     Taxation                 B-24

Domestic Emerging Markets -Registered Trademark- and DEM -Registered Trademark- are registered trademarks and DEM profile -TM-, DEM Universe -TM-, DEM Company -TM- and DEM Index -TM- are tradmarks of Nathan A. Chapman, Jr.

                 A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                          INVESTMENT OBJECTIVE AND POLICIES


     DEM Equity Fund (the "Fund") is a series of The Chapman Funds, Inc., an open-end management investment company, known as a "series fund" (the "Company"; the Fund and each other series of the Company are herein referred to as a "Series"). The Fund is considered non-diversified under the Investment Company Act of 1940 (the "1940 Act").

     The Fund seeks aggressive long-term growth through capital appreciation through investment in the Domestic Emerging Markets market segment that it believes is positioned for growth.

     The Domestic Emerging Markets (or "DEM") market segment consists of companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women and that are located in the United States and its territories ("DEM companies").

     Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation.

     The Fund's principal investment objective of long-term growth through capital appreciation through investment in equity securities of companies in the Domestic Emerging Markets market segment is not a "fundamental policy" of the Fund (as described below) and can therefore be changed by the Company's Board of Directors without stockholder approval. Except for the matters specified under "Investment Limitations" in the Prospectus and under "Fundamental Policies" in this Statement of Additional Information, all matters described herein and in the Prospectus are not fundamental and may be changed without the approval of stockholders. Each of the Fund's fundamental polices may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented.

     The following information supplements the discussion of the investment policies of the Fund found in the Prospectus.

                                  INVESTMENT PROGRAM

Investments

     Set forth below is additional information about certain of the investments described in the Fund's Prospectus.

     The Fund will seek to identify businesses that are DEM companies through research conducted by Chapman Capital Management, Inc., the Fund's investment adviser ("CCM"). Such research will include: requests to specific companies for details of their ownership and management; independent research for the details of specific companies; ownership, including company visits and checks with government agencies for companies that have registered as minority or women-owned business enterprises or are recognized as such by government agencies; review of business lists compiled by magazines and other publications which list DEM companies; examination of companies that generally market themselves as DEM companies; and review of annual reports and other regulatory filings.

     To achieve the Fund's investment objectives, the Fund invests in a wide variety of types of portfolio companies and seeks to identify those companies that are positioned for growth. Among other factors, CCM considers a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions.

     Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in equity securities; however, the Fund retains flexibility to respond promptly to changes in market conditions and no minimum percentage of the Fund's assets must be invested in DEM companies at any time. Accordingly, during periods when CCM believes a temporary defensive posture in the market is warranted, the Fund has reserved the right to invest a significant proportion or all of its assets in the securities of non-DEM companies that otherwise meet the Fund's investment objectives, or alternatively, the Fund may hold cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The securities of non-DEM companies that otherwise meet the Fund's investment objectives may or may not involve less risk than DEM companies. Accordingly, to the extent that the Fund adopts a temporary defensive posture in which it invests in non-DEM companies, the Fund's investments will continue to present significant risks. The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, CCM's views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the

Fund will employ defensive strategies, and to the extent it is so invested, the Fund may not achieve its investment objectives. The Fund will also invest in the instruments described above pending investment of the net proceeds of this offering.

     NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act of 1933, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. The Fund will seek to invest in the securities of private companies that CCM believes have the potential for above average capital appreciation, in anticipation of their initial public offering. To the extent that the Fund is permitted to invest in Illiquid Securities, the Fund may be deemed to act as an underwriter to portfolio companies.

     Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

     Although the Fund's management believes that investments in Illiquid Securities offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

     PRIVATE FUNDS. As an alternative to direct investments in Illiquid Securities, the Fund may invest up to 10% of its assets in private venture capital funds including United States private limited partnerships or other investment funds ("Private Funds") that themselves invest in Illiquid Securities. Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operation results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

     Interests in the Private Funds in which the Fund may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Fund may invest may pay their investment managers a fee based on the performance of the Private Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Fund's net asset value calculations.

     To the extent that these Private Funds are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of total assets with respect to any one investment company and, (iii) 10% of the Fund's total assets in the aggregate. The securities of Private Funds will typically themselves be classified as Illiquid Securities by the Board of Directors. Accordingly, the Fund's total investment in Illiquid Securities, including Private Funds, is limited to 15% of the Fund's assets with no more than 10% of the Fund's assets invested in Private Funds.

     OPTIONS TRANSACTIONS. The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which the Fund may invest. The Funds may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when CCM expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when CCM expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when CCM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

     While it may choose to do otherwise, the Fund generally will purchase or write only those options for which CCM believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as Illiquid Securities subject to the Fund's investment limitation on Illiquid Securities.

     REPURCHASE AGREEMENTS AND LOANS OF SECURITIES. The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of CCM unless the Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Fund's loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in a segregated account in an amount equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The portfolio adheres to the following conditions whenever it lends its securities:
(1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the Fund's right to vote the securities. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of CCM, such techniques can be expected to yield a higher investment return than other investment options.

     The Fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which it periodically reviews, pursuant to which CCM monitors the creditworthiness of the dealers and banks with which the Fund enters into repurchase agreement transactions.

FUNDAMENTAL POLICIES

     The following investment restrictions are fundamental and cannot be changed without the approval of holders of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented. The Fund's investment policies that are not designated fundamental policies may be changed by the Board of Directors without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Fund. The investment policies adopted by the Fund prohibit the Fund from:

     (1) Issuing senior securities, borrowing money or pledging its assets, except that: (i) the Fund may borrow from banks in amounts aggregating not more than 331/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 331/3% of the value of its total assets to secure such borrowings; (ii) the Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in (i) above for bank borrowings; and (iii) the Fund may borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (2) Engaging in the business of underwriting securities issued by other persons, except that to the extent the Fund is permitted to invest in Illiquid Securities (currently, the Fund may not invest more than 15% of its net assets in Illiquid Securities), the Fund may be deemed to act as an underwriter to portfolio companies.

     (3) Concentrating investments in particular industries. The Fund's policy is not to concentrate investments, i.e., to limit its investments in any one industry, so that it will make no additional investment in any industry if such investment would result in its having over 25% of the value of its assets at the time in such industry (The Domestic Emerging Markets market segment is not considered an industry for this purpose).

     (4) Engaging in the purchase and sale of real estate or real estate mortgage-backed securities.

     (5)  Purchasing or selling commodities or commodities contracts.

     (6) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Fund's investment objectives and policies.

     (7)  Investing in foreign securities (including American Depository
Receipts).

OTHER INVESTMENT POLICIES

     The policy of the Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of CCM, such investment is deemed advisable. This policy of the Fund, which is established by the Board of Directors, is subject to change without stockholder approval.

PORTFOLIO TURNOVER

     The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

     As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments. Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may
result in realization of taxable capital gains.   The Fund experienced a
portfolio turnover rate of 17.89% for the period ended October 31, 1998. Although the Fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%.

                                     MANAGEMENT

BOARD OF DIRECTORS

     The Fund is managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with CCM and The Chapman Co., the Fund's distributor. The Board of Directors delegates to the Company's officers and CCM responsibility for day-to-day operations of the Fund. All of the officers of the Company are directors, officers or employees of CCM or The Chapman Co.

     The directors and officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by asterisk.

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                                            POSITION HELD WITH THE      PRINCIPAL OCCUPATION(s)
 NAME AND ADDRESS                     AGE   COMPANY                     DURING PAST 5 YEARS
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 Nathan A. Chapman, Jr.*              41    President, Director and     President and Director
 World Trade Center - Baltimore             Chairman of the Board       since 1986 of The Chapman
 401 East Pratt Street, 28th Floor                                      Co. President and Director
 Baltimore, Maryland 21202                                              since 1988 of Chapman
                                                                        Capital Management, Inc.
                                                                        President and Director of
                                                                        Chapman Holdings, Inc.
                                                                        since 1997.  President and
                                                                        Director of Chapman Capital
                                                                        Management Holdings, Inc.
                                                                        since 1998.

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 Dr. Glenda Glover                    45    Director                    Dean of School of Business,
 World Trade Center - Baltimore                                         Jackson State University
 401 East Pratt Street, 28th Floor                                      since 1994.  Chairperson of
 Baltimore, Maryland 21202                                              Accounting Department,
                                                                        Howard University from 1990
                                                                        through 1994.

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 Dr. Benjamin Hooks*                  73    Director                    Senior Vice President of
 World Trade Center - Baltimore                                         The Chapman Co. since 1993.
 401 East Pratt Street, 28th Floor                                      Executive Director of the
 Baltimore, Maryland 21202                                              NAACP from 1977 to 1993.

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 James B. Lewis                       51    Director                    City Administrator, City of
 World Trade Center - Baltimore                                         Rio Rancho, NM since March
 401 East Pratt Street, 28th Floor                                      1996.  Chief Clerk-

                                        B-11

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                                            POSITION HELD WITH THE      PRINCIPAL OCCUPATION(s)
 NAME AND ADDRESS                     AGE   COMPANY                     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------
 Baltimore, Maryland 21202                                              State Corporation Commission
                                                                        of New Mexico from 1995 to
                                                                        1996.  Chief of Staff,
                                                                        Office of the Governor of
                                                                        New Mexico from 1991 to
                                                                        1995.

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 Wilfred Marshall                     63    Director                    Principal, Marshall
 World Trade Center - Baltimore                                         Enterprises since 1994.
 401 East Pratt Street, 28th Floor                                      Director, Mayor's Office of
 Baltimore, Maryland 21202                                              Small Business Assistance -
                                                                        City of Los Angeles 1981 to
                                                                        1994.

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 David Rivers                         55    Director                    Director of Community
 World Trade Center - Baltimore                                         Development Medical
 401 East Pratt Street, 28th Floor                                      University of South
 Baltimore, Maryland 21202                                              Carolina Environmental
                                                                        Hazards Assessment Program
                                                                        since 1994; President,
                                                                        Research Planning and
                                                                        Management from 1991 to
                                                                        1994.
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 Lottie H. Shackelford *              57    Director                    Executive Vice President of
 World Trade Center - Baltimore                                         Global USA since 1994. City
 401 East Pratt Street, 28th Floor                                      Director of Little Rock,
 Baltimore, Maryland 21202                                              Arkansas, 1978 to 1992.
                                                                        Director of Chapman
                                                                        Holdings, Inc. since 1998.

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 Ronald A. White                      49    Director                    Senior Partner, Ronald A.
 World Trade Center - Baltimore                                         White, P.C., since 1982.
 401 East Pratt Street, 28th Floor
 Baltimore, Maryland 21201

                                       B-12

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                                            POSITION HELD WITH THE      PRINCIPAL OCCUPATION(s)
 NAME AND ADDRESS                     AGE   COMPANY                     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------
 Earl U. Bravo, Sr.                   51    Secretary and Assistant     Secretary and Assistant
 World Trade Center - Baltimore             Treasurer                   Treasurer since 1997 of The
 401 East Pratt Street, 28th Floor                                      Chapman Co.  Senior Vice
 Baltimore, Maryland 21202                                              President, Secretary,
                                                                        Assistant Treasurer and
                                                                        Director of Chapman
                                                                        Holdings, Inc. since 1997.
                                                                        Vice President, Secretary,
                                                                        Assistant Treasurer and
                                                                        Director of Chapman Capital
                                                                        Management Holdings, Inc.
                                                                        since 1998.  Mr. Bravo has
                                                                        been employed in various
                                                                        senior executive positions
                                                                        with The Chapman Co. and
                                                                        Chapman Capital Management,
                                                                        Inc. since 1990

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 M. Lynn Ballard                      56    Treasurer and Assistant     Treasurer and Assistant
 World Trade Center - Baltimore             Secretary                   Secretary since 1997 of The
 401 East Pratt Street, 28th Floor                                      Chapman Co.  Treasurer and
 Baltimore, Maryland 21202                                              Assistant Secretary of
                                                                        Chapman Holdings, Inc.
                                                                        since 1997 and Chapman
                                                                        Capital Management
                                                                        Holdings, Inc. since 1998.
                                                                        Ms. Ballard has been
                                                                        employed as a senior
                                                                        financial executive of The
                                                                        Chapman Co. and Chapman
                                                                        Capital Management, Inc.
                                                                        since 1990.
-----------------------------------------------------------------------------------------------------

     The Company pays directors who are not officers of the Company a fee of $1,000 for each Board of Directors meeting attended and reimburses each such director for all out-of-pocket expenses relating to the attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE--FISCAL YEAR 1998

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                                                                                TOTAL
                                                                                COMPENSATION
                                              RETIREMENT OR                     FROM COMPANY
                                AGGREGATE     PENSION BENEFITS   ESTIMATED      AND FUND
                                COMPENSATION  ACCRUED AS PART    ANNUAL         COMPLEX (2
 NAME OF PERSON/                FROM          OF COMPANY         BENEFITS UPON  COMPANIES) PAID
 POSITION                       COMPANY       EXPENSES           RETIREMENT     TO DIRECTORS
-------------------------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.         None          None               None           None
 President, Director,
 Chairman of the Board

-------------------------------------------------------------------------------------------------
 Dr. Glenda Glover              $1,000        None               None           $6,000
 Director

-------------------------------------------------------------------------------------------------
 Dr. Benjamin Hooks             $4,000        None               None           $9,000
 Director

-------------------------------------------------------------------------------------------------
 James Lewis                    $4,000        None               None           $9,000
 Director

-------------------------------------------------------------------------------------------------
 Wilfred Marshall               $4,000        None               None           $4,000
 Director

-------------------------------------------------------------------------------------------------
 Lottie Shackelford             $4,000        None               None           $9,000
 Director

-------------------------------------------------------------------------------------------------
 Ronald A. White                $3,000        None               None           $6,000
 Director

-------------------------------------------------------------------------------------------------
 David Rivers                   $4,000        None               None           $4,000
 Director
-------------------------------------------------------------------------------------------------

     Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.


     For so long as the Distribution Agreement remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The following table sets forth, to the Company's knowledge, the name, address and percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of the Fund as of January 31, 1999 and the ownership of all directors and executive officers of the Company as a group.

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 NAME OF BENEFICIAL OWNER         ADDRESS                         %

--------------------------------------------------------------------------------
 Chrysler Master Trust            c/o Chrysler Corporation        99%
                                  1000 Chrysler Dr.
                                  Auburn Hills, MI  48326-2766
--------------------------------------------------------------------------------

     Because the Chrysler Master Trust owns 99.45% of the issued and outstanding common stock of the Fund such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

     As of January 31, 1999, the officers and directors of the Company as a group owned less than 1% of the issued and outstanding capital stock of the Fund.

THE INVESTMENT ADVISER

     CCM has been retained under an advisory and administrative services agreement to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. CCM was established in 1988 and is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

     CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc., which is structured as a holding company of CCM. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of CCM.

     The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of CCM:

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 NAME AND
 PRINCIPAL BUSINESS
 ADDRESS                 POSITION WITH CCM          POSITION WITH COMPANY
--------------------------------------------------------------------------------

 Nathan A. Chapman, Jr.  President and Director     President, Director and
 401 E. Pratt St.                                   Chairman of the Board
 28th Floor
 Baltimore, MD  21202
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 Earl U. Bravo, Sr.      Secretary and Assistant    Secretary and Assistant
 401 E. Pratt St.        Treasurer                  Treasurer
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------

 M. Lynn Ballard         Treasurer and Assistant    Treasurer and Assistant
 401 E. Pratt Street     Secretary                  Secretary
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------

     CCM has sole investment discretion for the Fund and makes all decisions affecting assets in the Fund's portfolio under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. CCM selects investments for the Fund and places purchase and sale orders on behalf of the Fund. CCM receives from the Fund an advisory fee at an annual rate of .90% of the Fund's average weekly net assets and an administration fee of .15% of the Fund's average weekly net assets. Both fees are billed weekly and paid monthly. For the fiscal year ended October 31, 1998 CCM received management and administrative fees of $44,721 and 7,453, respectively, from the Fund.

     In connection with the provision of advisory services, CCM will obtain and provide investment research and will supervise each Fund's investments each conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Funds' assets. CCM will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. CCM will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, CCM will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of each Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. CCM will pay for its own costs in providing the above listed services.

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

     The Chapman Co., the Fund's distributor, is a registered broker-dealer and member of the NASD. The Chapman Co. is located at World Trade Center-Baltimore, 28th Floor, Baltimore, Maryland 21202. The Chapman Co. has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the Fund's shares. The offering of the Fund's shares is continuous.

     The Chapman Co. acts as exclusive underwriter to the Fund on a best efforts basis.

     INVESTOR SHARES

     The Chapman Co. is compensated through the payment of a front-end load of up to 4 3/4% of the offering price on the sale of Investor Shares and pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). The Chapman Co. receives a fee under the Investor Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .75% (up to .25% administrative fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Chapman Co. has agreed to continue to voluntarily limited such fee during fiscal year 1999 to an aggregate of .50% of average daily net assets; however, there can be no assurance that The Chapman Co. will continue to voluntarily limit the amount of such fee in the future.

     The Chapman Co. will be paid fees under the Investor Shares Distribution Plan to compensate The Chapman Co. or enable The Chapman Co. to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing the Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to the Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Plan, The Chapman Co. is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services; (ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding the Fund; (ii) services to holders of Investor Shares not otherwise required to be provided by the Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Fund's transfer agent or any co-administrator. Payments under the Plan are not tied exclusively to the distribution and administrative expenses actually incurred by The Chapman Co. or any Service Provider, and the payments may exceed expenses actually incurred by The Chapman Co. and/or a Service Provider. Furthermore, any portion of any fee paid to The Chapman Co. or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

     INSTITUTIONAL SHARES

     The Chapman Co. is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plan" and collectively with the Investor Distribution Plan, the "Distribution Plans"). The Chapman Co. receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares.

     The Chapman Co. will be paid fees under the Institutional Shares Distribution Plan to compensate The Chapman Co. or enable The Chapman Co. to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

     The annual fee paid to The Chapman Co. with respect to Selling Services will compensate The Chapman Co., or allow The Chapman Co. to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Fund's transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

     The annual fee paid to The Chapman Co. with respect to Stockholder Services will compensate The Chapman Co., or allow The Chapman Co. to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries, (ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from the Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting; (g) forwarding stockholder communications from the Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by The Chapman Co. or any Service Organization, and the payments may exceed expenses actually incurred by
The Chapman Co. or any Service Organization.   Furthermore, any portion of any
fee paid to The Chapman Co. or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of the Fund or to foster distribution of the Institutional Shares.

GENERAL INFORMATION

     Pursuant to the Distribution Plans, The Chapman Co. provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

     The Distribution Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plans would require the approval of the Board in the manner described above. A Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. A Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class.

     Listed below are persons affiliated with both the Funds and The Chapman Co.

--------------------------------------------------------------------------------
 NAME AND
 PRINCIPAL BUSINESS      POSITION WITH THE
 ADDRESS                 CHAPMAN CO.                POSITION WITH COMPANY
--------------------------------------------------------------------------------

 Nathan A. Chapman, Jr.  President and Director     President, Director and
 The Chapman Co.                                    Chairman of the Board
 401 E. Pratt St.
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------

 Earl U. Bravo, Sr.      Secretary and Assistant    Secretary and Assistant
 The Chapman Co.         Treasurer                  Treasurer
 401 E. Pratt St.
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------

 M. Lynn Ballard         Treasurer and Assistant    Treasurer and Assistant
 The Chapman Co.         Secretary                  Secretary
 401 E. Pratt Street
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------

 Lottie Shackelford      Control Person             Director
 The Chapman Co.
 401 E. Pratt Street
 28th Floor
 Baltimore, MD 21202
--------------------------------------------------------------------------------

CUSTODIAN

     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Fund. Under the Custody Agreement, the Bank has agreed to:
(i) maintain a separate account or accounts in the name of the Fund; (ii) receive, hold and deliver portfolio securities for the account of the Fund;
(iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

     First Data Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Fund's shares pursuant to an Investment Company Services Agreement.


                                 PURCHASE OF SHARES
                        (APPLICABLE TO INVESTOR SHARES ONLY)

     The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Purchasing Shares" The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchase securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means with result in economy of sales effort or expense.

     Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Fund's prospectus at a price based upon the initial net asset value of the Fund's Investor Shares:


--------------------------------------------------------------------------------
 Net Asset Value per Share                $14.29
--------------------------------------------------------------------------------
 Per Share Sales Charge--4.75% of
 offering price                           $.71
--------------------------------------------------------------------------------
 Per Share Offering Price to the Public   $15.00
--------------------------------------------------------------------------------

                                REDEMPTION OF SHARES

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                               PORTFOLIO TRANSACTIONS

     CCM is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Fund subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

     The Company's policy for placing orders for purchases and sales of securities for the Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

     The Chapman Co. may effect brokerage transactions for the Fund when it is able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Fund may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors of the Company has adopted procedures intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Fund and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures.

     When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund or CCM. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit CCM in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing its own research, CCM believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to CCM will not be reduced by the value of such services.

     CCM and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may invest and may have relationships with the issuers of securities purchased by the Fund.

     Investment decisions for the Fund are made independently from those for other accounts advised by CCM.

     CCM's other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for the other accounts in order to obtain best execution.

     During the year ended October 31, 1998, the Fund paid a total of $20,825 in brokerage commissions, of which brokerage commissions paid to The Chapman Co. represented $20,825, or 100%. Transactions effected through The Chapman Co. represented 100% of the transactions involving the payment of commissions.

                                      TAXATION

     The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information.

TAXATION OF THE FUND

     The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash and cash items,

U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which it controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

     If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income, the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the Fund's capital gain net income for the one-year period ending on October 31 of that year; and
(c) 100% of any prior year underdistributions. The Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax paid by the Fund on the gain allocable to such shares.

     Any capital losses resulting from the Fund's disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Unused capital losses may be carried forward by the Fund for eight years.

     The Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.

TAXATION OF STOCKHOLDERS

     Dividends (other than capital gain dividends) distributed by the Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

     Dividends and other distributions by the Fund are generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

     If a stockholder purchases shares of the Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

     The Fund will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Fund and investors in the shares of the Fund, and does not deal with all of the federal income tax consequences applicable to the Fund or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.



                                   CAPITAL STOCK

     The Company is an open-end management investment company, known as a series fund, which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. The Company was incorporated under the laws of the State of Maryland on November 22, 1988.

     The Company's charter authorizes the Board of Directors to issue 10 billion full and fractional shares of common stock, par value, $.001 per share, of which one billion are designated DEM Equity Fund, Investor Class Shares and one billion are designated DEM Equity Fund, Institutional Class Shares.

     The Board has the power to classify and reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Funds, when issued, will be fully paid and nonassessable.

     All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class.

     Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

     Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

     In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

     Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

     Stockholders of the Company are not entitled to any preemptive or conversion rights.

                               PERFORMANCE INFORMATION

     The performance of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market System is comprised of all stocks on Nasdaq's National Market System. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by CCM that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women. The DEM Index was created by CCM and is comprised of 30 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe.
The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This data base is unmanaged and capitalization weighted.

     The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, the Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. The Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. The Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and
(b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund.

Additional Performance Information for the Fund

     The Fund may reflect its total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in the Fund over a period of 1 year, 5 years, 10 years and over the life of the Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total returns.

     All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

     The performance of the Institutional Shares will normally be higher than the Investor Shares because of the sales charge (when applicable) and additional expenses charged to the Investor Shares.

     For the period from inception (April 8, 1998) to October 31, 1998, the total return of the Investor Shares was (18.96)% and the total return of the Institutional Shares was (18.96)%.

                               COUNSEL TO THE COMPANY

     Venable, Baetjer and Howard, LLP, Baltimore, Maryland is counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to CCM and The Chapman Co.

                                INDEPENDENT AUDITORS

     Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.

                                FINANCIAL STATEMENTS

     The financial statements of the Company for the year ended October 31, 1998 and the Report of Ernst & Young LLP Independent Auditors, are set forth in the Company's 1998 Annual Report to stockholders and are incorporated herein by reference. Also see financial highlights in the Company's Prospectus. To request a copy of the Company's financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.